Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 12,667	$ 11,716
Interest payable	2,496	3,425
Advances from customers	3,886	3,413
Other accounts payable and accrued expenses	5,238	3,976
Other current liabilities	$ 24,287	$ 22,530